13. FINANCIAL ASSETS AT AMORTIZED COST	12 Months Ended
Dec. 31, 2017
Financial Assets At Amortized Cost
FINANCIAL ASSETS AT AMORTIZED COST
	12.31.2017	12.31.2016
Non current
Government securities	-	44
Corporate securities	-	1
Financial Trustee - Gasoducto Sur Work	-	17
Total non current	-	62

Current
Government securities	11	2
Financial Trustee - Gasoducto Sur Work	14	21
Total current	25	23